Bank Loans - Schedule of Repayment for the Bank Loans (Details)	Mar. 31, 2025 USD ($)
Schedule of Repayment for the Bank Loans [Abstract]
2026	$ 2,191,079
2027	137,804
2028	826,822
Total	$ 3,155,705